Taxation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset for right of use assets	€ 195	€ 205	€ 220
Deferred taxes for lease liabilities	217	231	252
Deferred tax expense (income) recognised in profit or loss	1,059	(3,122)	(399)
Changes in cash flow hedge reserve	(251)	875	233
Deferred tax liability (asset)	(362)	(1,227)	€ 991
Deferred tax asset	209	365
Deferred tax asset recognised	€ 1,055	€ 1,731
Weighted average statutory tax rate	22.70%	27.50%	24.70%
Effective tax rate	27.50%	29.60%	27.50%
Poland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	€ 124	€ 167
Deferred tax asset recognised	120	224
Unused tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	(128)	137
Deferred tax liability (asset)	209	327	€ 199
Net deferred tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(1,227)	991
Net deferred tax | Unused tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability due to recapture of previously deducted tax losses	0	(37)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss
Changes in cash flow hedge reserve	(251)
Deferred tax liability (asset)	502	752	(126)
Financial assets and liabilities at FVPL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	1,264	(3,493)
Deferred tax liability (asset)	€ (1,461)	€ (2,739)	€ 746